Audit Information	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Auditor Informtaion [Abstract]
Auditor name	PricewaterhouseCoopers Inc.,	PricewaterhouseCoopers Inc.,
Auditor location	Johannesburg, Republic of South Africa	Johannesburg, Republic of South Africa
Auditor firm ID	1308	1308